Cover	Apr. 19, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2022
Entity File Number	001-39266
Entity Registrant Name	Harbor Custom Development, Inc.
Entity Central Index Key	0001784567
Entity Tax Identification Number	46-4827436
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	11505 Burnham Dr., Suite 301
Entity Address, City or Town	Gig Harbor
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98332
City Area Code	(253)
Local Phone Number	649-0636
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Series A Cumulative Convertible Preferred Stock
Title of 12(b) Security	Series A Cumulative Convertible Preferred Stock
Trading Symbol	HCDIP
Security Exchange Name	NASDAQ
Warrants One [Member]
Title of 12(b) Security	Warrants
Trading Symbol	HCDIZ
Security Exchange Name	NASDAQ
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	HCDI
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants
Trading Symbol	HCDIW
Security Exchange Name	NASDAQ